RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership ( “AZURE”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of
	December 31,	June 30,
	2022	2023
Sheen Star	29	27
Zhuchuang	24	19
Trip.com	73	51
Cjia Group	28	37
Lianquan	46	45
Others	21	20
Allowance for expected credit losses	(37)	(52)
Total	184	147

Amounts due to related parties consist of the following:

	As of
	December 31,	June 30,
	2022	2023
Trip.com	38	44
Cjia Group	26	30
Others	7	15
Total	71	89

(b) Related party transactions

During the six months ended June 30, 2022 and June 30, 2023, significant related party transactions were as follows:

	Six Months Ended June 30,
	2022	2023
Commission expenses to Trip.com	20	102
Lease expenses to Trip.com	9	9
Lease expenses to Cjia Group	18	17
Goods sold and service provided to Cjia Group	2	4
Service fee from Trip.com	20	9
Service fee from Sheen Star	1	3
Service fee from AZURE	1	7
Sublease income from Lianquan	6	4
Sublease income from Cjia Group	3	2